Debt issued designated at fair value (Detail 1) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Issued debt instruments
Equity-linked	$ 54,069	$ 46,269
Rates-linked	23,641	16,880
Credit-linked	5,225	4,506
Fixed-rate	14,250	14,295
Commodity-linked	3,592	3,704
Other	1,789	687
Total debt issued designated at fair value	102,567	86,341
of which: issued by UBS AG with original maturity greater than one year	82,491	$ 73,544
of which: issued by Credit Suisse International with original maturity greater than one year	$ 96
Unsecured portion of issued debt instruments with original maturity greater than one year	100.00%